5 - Loan Receivable - Vendor	12 Months Ended
Dec. 31, 2011
Finance, Loans and Leases Receivable, Policy [Policy Text Block]
5 -       Loan Receivable - Vendor

As of December 31, 2011, the Company has a loan receivable of $1,052,636 from Marlex Pharmaceuticals Inc., our contract packager.  The amount is unsecured, non-interest bearing and has no stipulated repayment terms as the loan was made pursuant to a verbal agreement.  Although there is no written agreement for this loan, the Company considers this to be a current asset based on assurances from the management of Marlex Pharmaceuticals that the loan would be repaid during 2012 and Marlex’sabilitiy to pay its debt.